Borrowings and financial liabilities - Valuation of the derivative instrument (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Nov. 19, 2021 EUR (€) € / shares shares
Disclosure of financial liabilities [line items]
Share price | € / shares	€ 0.64
Convertible Notes to Kreos, 2021
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes	2,250,000	2,250,000
Number of shares issuable upon conversion | shares	2,250,000	2,250,000
Share price | € / shares	€ 0.4949	€ 0.451
Fair value of the derivative instrument (in thousands of euros) (As restated) | €	€ (536)	€ (464)
Change in the fair value of the derivative instrument (in thousands of euros) | €	€ (72)
Convertible Notes to Kreos, 2021 | Volatility
Disclosure of financial liabilities [line items]
Input to valuation	85	85
Convertible Notes to Kreos, 2021 | Credit spread
Disclosure of financial liabilities [line items]
Input to valuation	23.14	23.14